INTANGIBLE ASSETS - Schedule of Intangible assets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-lived intangible asset:
Software	¥ 10,685,216	$ 1,504,981	¥ 9,440,222
Less: Accumulated amortization	(5,403,527)	(761,071)	(4,213,847)
Total finite-lived intangible asset	5,281,689	743,910	5,226,375
Indefinite-lived intangible asset:
License	43,091,503	6,069,312	43,091,503
Total infinite-lived intangible asset	43,091,503	6,069,312	43,091,503
Total intangible asset	¥ 48,373,192	$ 6,813,222	¥ 48,317,878